Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Value of Initial Fixed $100
			Average	Average	Investments Based on:
			Summary	Compensation
	Summary		Compensation	"Actually	Company	Peer Group
	Compensation	Compensation	Table Total	Paid" to	Total	Total	Net Income	Net	Adjusted
Fiscal	Table Total for	"Actually Paid"	for Non-CEO	Non-CEO	Shareholder	Shareholder	($ in	Revenues	EBITDA*
Year (1)	CEO(2) ($)	to CEO(3) ($)	NEOs(2) ($)	NEOs(3) ($)	Return(4) ($)	Return(4) ($)	thousands)(5)	($ in thousands)(6)	($ in thousands)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
2023	1,339,208	2,488,616	602,344	1,140,988	298.22	137.07	27,127	169,997	34,295
2022	2,359,952	2,544,060	1,012,918	1,073,660	176.03	109.64	19,599	143,593	22,626
2021	1,243,026	1,324,206	556,143	667,086	155.41	144.19	15,413	114,035	20,063
(1)	The CEO and non-CEO NEOs for each year reported were as follows: Richard Soloway (PEO); Kevin Buchel, Michael Carrieri and Stephen Spinelli (Non-CEO NEO’s)
(2)	The 2023 Summary Compensation Table totals reflected are as reported for the CEO and the average of the non-CEO NEOs for each of the fiscal years ended June 30, 2023, 2022, and 2021.
(3)	Compensation Actually Paid: The dollar amounts reported in columns (c) and (e) represent the amount of compensation “actually paid” to the CEO and the average amount of compensation “actually paid” to the Non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The following table details the applicable adjustments that were made to the CEO’s and the Non-CEO NEOs’ total compensation for each year to determine the compensation “actually paid” (all amounts are averages for the Non-CEO NEOs other than the CEO).

			Option Award Adjustments
		Reported		Stock Option
		Summary	Stock Option	Awards Added to	Total
		Compensation	Awards	Compensation	Compensation
Fiscal		Table (SCT)	Deducted from	"Actually Paid"	"Actually
Year (1)	Executives	Total ($)	SCT Totals ($)	($)	Paid" ($)
		(a)	(b)	(c)	(d)
2023	CEO	1,339,208	(133,600)	1,283,008	2,488,616
	Non-CEO NEOs	602,344	(111,333)	649,977	1,140,988
2022	CEO	2,359,952	(1,082,600)	1,266,708	2,544,060
	Non-CEO NEOs	1,012,918	(532,017)	592,759	1,073,660
2021	CEO	1,243,026	—	81,180	1,324,206
	Non-CEO NEOs	556,143	(108,682)	219,626	667,086

(4)	The Company’s TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is determined based on the value of an initial fixed investment of $100 on June 30, 2020. The Peer Group TSR represents TSR of the Nasdaq Composite Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.
(5)	Represents, in thousands, the amount of net income, reflected in the Company’s audited financial statements for the year indicated.
(6)	The Company has identified Net Revenues and Adjusted EBITDA* as our company-selected measure, as it represents the most important financial measure used to link compensation actually paid to the CEO and the non-CEO NEOs in 2023 to the Company’s performance. We define Adjusted EBITDA as GAAP net income plus income tax expense, net interest expense, non-cash stock-based expense, non-recurring legal expense, other non-recurring income and depreciation and amortization expense. Non-GAAP operating income does not include amortization of intangibles or stock-based compensation expense.

Company Selected Measure Name	Net Revenues
Named Executive Officers, Footnote
(1)	The CEO and non-CEO NEOs for each year reported were as follows: Richard Soloway (PEO); Kevin Buchel, Michael Carrieri and Stephen Spinelli (Non-CEO NEO’s)

Peer Group Issuers, Footnote
(4)	The Company’s TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is determined based on the value of an initial fixed investment of $100 on June 30, 2020. The Peer Group TSR represents TSR of the Nasdaq Composite Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 1,339,208	$ 2,359,952	$ 1,243,026
PEO Actually Paid Compensation Amount	$ 2,488,616	2,544,060	1,324,206
Adjustment To PEO Compensation, Footnote
(3)	Compensation Actually Paid: The dollar amounts reported in columns (c) and (e) represent the amount of compensation “actually paid” to the CEO and the average amount of compensation “actually paid” to the Non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The following table details the applicable adjustments that were made to the CEO’s and the Non-CEO NEOs’ total compensation for each year to determine the compensation “actually paid” (all amounts are averages for the Non-CEO NEOs other than the CEO).

			Option Award Adjustments
		Reported		Stock Option
		Summary	Stock Option	Awards Added to	Total
		Compensation	Awards	Compensation	Compensation
Fiscal		Table (SCT)	Deducted from	"Actually Paid"	"Actually
Year (1)	Executives	Total ($)	SCT Totals ($)	($)	Paid" ($)
		(a)	(b)	(c)	(d)
2023	CEO	1,339,208	(133,600)	1,283,008	2,488,616
	Non-CEO NEOs	602,344	(111,333)	649,977	1,140,988
2022	CEO	2,359,952	(1,082,600)	1,266,708	2,544,060
	Non-CEO NEOs	1,012,918	(532,017)	592,759	1,073,660
2021	CEO	1,243,026	—	81,180	1,324,206
	Non-CEO NEOs	556,143	(108,682)	219,626	667,086

Non-PEO NEO Average Total Compensation Amount	$ 602,344	1,012,918	556,143
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,140,988	1,073,660	667,086
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Compensation Actually Paid: The dollar amounts reported in columns (c) and (e) represent the amount of compensation “actually paid” to the CEO and the average amount of compensation “actually paid” to the Non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The following table details the applicable adjustments that were made to the CEO’s and the Non-CEO NEOs’ total compensation for each year to determine the compensation “actually paid” (all amounts are averages for the Non-CEO NEOs other than the CEO).

			Option Award Adjustments
		Reported		Stock Option
		Summary	Stock Option	Awards Added to	Total
		Compensation	Awards	Compensation	Compensation
Fiscal		Table (SCT)	Deducted from	"Actually Paid"	"Actually
Year (1)	Executives	Total ($)	SCT Totals ($)	($)	Paid" ($)
		(a)	(b)	(c)	(d)
2023	CEO	1,339,208	(133,600)	1,283,008	2,488,616
	Non-CEO NEOs	602,344	(111,333)	649,977	1,140,988
2022	CEO	2,359,952	(1,082,600)	1,266,708	2,544,060
	Non-CEO NEOs	1,012,918	(532,017)	592,759	1,073,660
2021	CEO	1,243,026	—	81,180	1,324,206
	Non-CEO NEOs	556,143	(108,682)	219,626	667,086

Compensation Actually Paid vs. Net Income	The Relationship between compensation actually paid and the Company’s financial performance over the three-year period shown in the tables above is shown in the tables below.
Compensation Actually Paid vs. Company Selected Measure	The Relationship between compensation actually paid and the Company’s financial performance over the three-year period shown in the tables above is shown in the tables below
Total Shareholder Return Vs Peer Group	The Relationship between compensation actually paid and the Company’s financial performance over the three-year period shown in the tables above is shown in the tables below.
Total Shareholder Return Amount	$ 298.22	176.03	155.41
Peer Group Total Shareholder Return Amount	137.07	109.64	144.19
Net Income (Loss)	$ 27,127,000	$ 19,599,000	$ 15,413,000
Company Selected Measure Amount	169,997,000	143,593,000	114,035,000
PEO Name	Richard Soloway
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	The Relationship between compensation actually paid and the Company’s financial performance over the three-year period shown in the tables above is shown in the tables below.
Other Performance Measure, Amount	34,295,000	22,626,000	20,063,000
Non-GAAP Measure Description	Non-GAAP operating income does not include amortization of intangibles or stock-based compensation expense.
PEO | Stock Option Awards Deducted from SCT Totals
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (133,600)	$ (1,082,600)
PEO | Stock Option Awards Added to Compensation "Actually Paid"
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,283,008	1,266,708	$ 81,180
Non-PEO NEO | Stock Option Awards Deducted from SCT Totals
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,333)	(532,017)	(108,682)
Non-PEO NEO | Stock Option Awards Added to Compensation "Actually Paid"
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 649,977	$ 592,759	$ 219,626